MAJOR CUSTOMER (Tables)	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMER [Abstract]
Schedule of Revenues and Receivables by Major Customer
	Year ended December 31,
	2012	2013	2014

Customer A	81%	63%	74%
Customer B	15%	22%	*
*	less than 10%
	December 31
	2013	2014

Customer A	-	65%